CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Metal sales	$ 4,239.7	$ 3,455.1
Cost of sales
Production cost of sales	2,054.4	1,805.7
Depreciation, depletion and amortization	986.8	784.0
Impairment charges	38.9	350.0
Total cost of sales	3,080.1	2,939.7
Gross profit	1,159.6	515.4
Other operating expense	64.5	113.8
Exploration and business development	185.0	154.1
General and administrative	108.7	129.8
Operating earnings	801.4	117.7
Other (expense) income - net	(27.3)	64.4
Finance income	40.5	18.3
Finance expense	(106.0)	(93.7)
Earnings from continuing operations before tax	708.6	106.7
Income tax expense - net	(293.2)	(76.1)
Earnings from continuing operations after tax	415.4	30.6
Loss from discontinued operations after tax		(636.3)
Net earnings (loss)	415.4	(605.7)
Net earnings (loss) from continuing operations attributable to:
Non-controlling interests	(0.9)	(1.3)
Common shareholders	416.3	31.9
Net earnings (loss) from discontinued operations attributable to:
Non-controlling interests		0.8
Common shareholders		(637.1)
Net earnings (loss) attributable to:
Non-controlling interests	(0.9)	(0.5)
Common shareholders	$ 416.3	$ (605.2)
Earnings per share from continuing operations attributable to common shareholders
Basic	$ 0.34	$ 0.02
Diluted	0.34	0.02
Loss per share from discontinued operations attributable to common shareholders
Basic		(0.50)
Diluted		(0.50)
Earnings (loss) per share attributable to common shareholders
Basic	0.34	(0.47)
Diluted	$ 0.34	$ (0.47)